S000075959 [Member] Investment Strategy - Carillon Chartwell Real Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund seeks to achieve its investment objectives by investing in income producing securities. Under normal circumstances, the fund intends to invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). TIPS are publicly issued, dollar denominated U.S. Government securities issued by U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. In selecting TIPS and other inflation-indexed debt securities, including those issued by the U.S. and non‑U.S. governments, their agencies or instrumentalities, the subadviser implements a relative value strategy based on the subadviser’s outlook for inflation and inflation-adjusted interest rates (real interest rates). The fund may invest in TIPS and other inflation-indexed debt securities and fixed income securities of any maturity. However, the fund’s average effective duration is expected to range from three to seven years. Duration is a measure of a debt security’s sensitivity to changes in interest rates. For example, the price of a security with a seven-year duration would be expected to decline by approximately 7% in response to a 1% increase in interest rates.
In addition to inflation-indexed debt securities, the fund may invest in other types of U.S. Treasury bills, bonds and notes, debt securities issued by U.S. Government agencies, corporate bonds, preferred stocks, mortgage-backed securities, asset-backed securities, master limited partnerships (“MLPs”), below investment grade securities, common stocks of mid‑ and large-capitalization companies and natural resources and precious metals companies, including dividend-paying securities, and securities issued by real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The fund’s investments may include ETFs that invest in natural resources and precious metals companies and gold and silver directly, which the subadviser believes over the long term tend to be less correlated to the equity and fixed income markets and may help to reduce the fund’s overall volatility. Certain of the fund’s investments in corporate bonds and preferred stocks may be convertible into common stocks. The subadviser also may purchase bonds and preferred stocks in private transactions that qualify under Rule 144A of the Securities Act of 1933 (the “1933 Act”). Additionally, the subadviser may purchase securities that are not registered under the 1933 Act including Section 4(a)(2) securities and Rule 144A securities, which are subject to restrictions on resale, and securities issued in non‑U.S. markets subject to similar regulations. The subadviser may invest in fixed income securities with call features.
The subadviser selects corporate bonds and securitized products primarily on the basis of relative value and current yield and secondarily on the basis of anticipated long term return. The subadviser seeks to invest in the debt securities of companies that it believes will experience stable or improving credit profiles, and selects debt securities for the fund’s portfolio by analyzing a security’s historical and relative yield spreads, as well as its credit quality, structure, maturity and liquidity. When selecting corporate bonds and securitized products, such as mortgage-backed securities and asset-backed securities, the subadviser also will consider the rating the bond has received from Standard & Poor’s Ratings Services, a division of McGraw Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings Ltd. (“Fitch”) or Morningstar DRBS (“Morningstar”). The subadviser may invest in fixed income securities of any credit rating including below investment grade securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s, or in the BBB‑ or higher categories by S&P Fitch or Morningstar or, if unrated by S&P, Moody’s, Fitch or Morningstar, determined by the subadviser to be of comparable credit quality. Below-investment grade securities, commonly referred to as “junk bonds” or “high yield securities,” are securities rated below investment grade by at least one of Moody’s, S&P, Fitch or Morningstar (or, if unrated, determined by the subadviser to be of comparable credit quality).
The subadviser’s investment approach seeks to identify companies with favorable valuations, margin improvement, product innovations and visionary management teams. The fund may invest up to 15% of its net assets in common stocks and in preferred stocks. Preferred stocks are generally selected based on one of two criteria: (1) preferred stocks that the subadviser believes are offering an above average yield, in comparison to other preferred stocks of the same quality; and (2) preferred stocks that the subadviser believes offer the potential for capital appreciation due to the business prospects of the issuers.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.